Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000107588 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securities and Income ETF
Class Name	First Trust Preferred Securities and Income ETF
Trading Symbol	FPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$42	0.84%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 5,621,174,525
Holdings Count | Holding	243
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$5,621,174,525
Total number of portfolio holdings	243
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	1.9%
JPMorgan Chase & Co., Series NN, 6.88%	1.8%
Bank of America Corp., Series L, 7.25%	1.4%
Credit Agricole S.A., 6.70%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.2%
Wells Fargo & Co., 6.85%	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	1.9%
JPMorgan Chase & Co., Series NN, 6.88%	1.8%
Bank of America Corp., Series L, 7.25%	1.4%
Credit Agricole S.A., 6.70%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.2%
Wells Fargo & Co., 6.85%	1.2%

C000138174 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal ETF
Class Name	First Trust Managed Municipal ETF
Trading Symbol	FMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 1,930,508,711
Holdings Count | Holding	1,267
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,930,508,711
Total number of portfolio holdings	1,267
Portfolio turnover rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	14.0%
Government Obligation Bond - Unlimited Tax	10.0%
Airport	9.6%
Insured	9.0%
Gas	7.8%
Dedicated Tax	6.2%
Utility	5.5%
Certificates of Participation	4.9%
Continuing Care Retirement Communities	4.5%
All Other	28.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000142474 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long/Short Equity ETF
Class Name	First Trust Long/Short Equity ETF
Trading Symbol	FTLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$68	1.37%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[3]
Net Assets	$ 1,933,803,871
Holdings Count | Holding	404
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,933,803,871
Total number of portfolio holdings	404
Portfolio turnover rate	126%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	94.7%
Money Market Funds	3.3%
Common Stocks Sold Short	(30.6%)
Net Other Assets and Liabilities(1)	32.6%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts.

C000146034 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Local Currency Bond ETF
Class Name	First Trust Emerging Markets Local Currency Bond ETF
Trading Symbol	FEMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$45	0.88%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[4]
Net Assets	$ 147,607,267
Holdings Count | Holding	76
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$147,607,267
Total number of portfolio holdings	76
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.8%
Indonesia Treasury Bond, 7.00%, 09/15/30	4.3%
Colombian TES, Series B, 7.25%, 10/18/34	4.2%
Romania Government Bond, 6.70%, 02/25/32	3.9%
Malaysia Government Bond, 2.63%, 04/15/31	3.9%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.8%
India Government Bond, 6.10%, 07/12/31	3.7%
Philippine Government International Bond, 6.25%, 01/14/36	3.5%
Thailand Government Bond, 3.39%, 06/17/37	3.5%
Malaysia Government Bond, 3.89%, 08/15/29	3.4%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations.
Largest Holdings [Text Block]
Top Ten Holdings
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.8%
Indonesia Treasury Bond, 7.00%, 09/15/30	4.3%
Colombian TES, Series B, 7.25%, 10/18/34	4.2%
Romania Government Bond, 6.70%, 02/25/32	3.9%
Malaysia Government Bond, 2.63%, 04/15/31	3.9%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.8%
India Government Bond, 6.10%, 07/12/31	3.7%
Philippine Government International Bond, 6.25%, 01/14/36	3.5%
Thailand Government Bond, 3.39%, 06/17/37	3.5%
Malaysia Government Bond, 3.89%, 08/15/29	3.4%

C000165608 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Developed International ETF
Class Name	First Trust RiverFront Dynamic Developed International ETF
Trading Symbol	RFDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$43	0.83%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[5]
Net Assets	$ 110,816,411
Holdings Count | Holding	149
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$110,816,411
Total number of portfolio holdings	149
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HSBC Holdings PLC	2.4%
Shell PLC	2.0%
Novartis AG	2.0%
Allianz SE	1.9%
BNP Paribas S.A.	1.6%
TotalEnergies SE	1.5%
UBS Group AG	1.5%
3i Group PLC	1.5%
Barclays PLC	1.4%
Unilever PLC	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HSBC Holdings PLC	2.4%
Shell PLC	2.0%
Novartis AG	2.0%
Allianz SE	1.9%
BNP Paribas S.A.	1.6%
TotalEnergies SE	1.5%
UBS Group AG	1.5%
3i Group PLC	1.5%
Barclays PLC	1.4%
Unilever PLC	1.4%

C000165609 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Emerging Markets ETF
Class Name	First Trust RiverFront Dynamic Emerging Markets ETF
Trading Symbol	RFEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$48	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[6]
Net Assets	$ 29,402,834
Holdings Count | Holding	106
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$29,402,834
Total number of portfolio holdings	106
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	4.9%
iShares MSCI China ETF	4.4%
Alibaba Group Holding Ltd.	2.8%
MediaTek, Inc.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.3%
ICICI Bank Ltd.	2.2%
Haidilao International Holding Ltd.	2.0%
Kasikornbank PCL, NVDR	1.8%
Kasikornbank PCL	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	4.9%
iShares MSCI China ETF	4.4%
Alibaba Group Holding Ltd.	2.8%
MediaTek, Inc.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.3%
ICICI Bank Ltd.	2.2%
Haidilao International Holding Ltd.	2.0%
Kasikornbank PCL, NVDR	1.8%
Kasikornbank PCL	1.8%

C000165610 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Europe ETF
Class Name	First Trust RiverFront Dynamic Europe ETF
Trading Symbol	RFEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Europe ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Europe ETF	$43	0.83%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[7]
Net Assets	$ 6,597,102
Holdings Count | Holding	88
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,597,102
Total number of portfolio holdings	88
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Nestle S.A.	3.5%
ASML Holding N.V.	3.3%
Novartis AG	3.0%
Roche Holding AG	2.8%
Allianz SE	2.7%
Nokia Oyj	2.7%
Unilever PLC	2.4%
3i Group PLC	2.4%
RELX PLC	2.1%
Bouygues S.A.	2.1%
Sector Allocation

Largest Holdings [Text Block]	Top Ten Holdings
Nestle S.A.	3.5%
ASML Holding N.V.	3.3%
Novartis AG	3.0%
Roche Holding AG	2.8%
Allianz SE	2.7%
Nokia Oyj	2.7%
Unilever PLC	2.4%
3i Group PLC	2.4%
RELX PLC	2.1%
Bouygues S.A.	2.1%

C000190801 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Institutional Preferred Securities and Income ETF
Class Name	First Trust Institutional Preferred Securities and Income ETF
Trading Symbol	FPEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$42	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[8]
Net Assets	$ 1,499,961,096
Holdings Count | Holding	164
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,499,961,096
Total number of portfolio holdings	164
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Credit Agricole S.A., 6.70%	2.2%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	2.2%
Enbridge, Inc., 8.50%, 01/15/84	1.9%
Lloyds Banking Group PLC, 8.00%	1.7%
BNP Paribas S.A., 8.50%	1.7%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.7%
Bank of Montreal, 7.70%, 05/26/84	1.6%
Commerzbank AG, 7.50%	1.6%
Wells Fargo & Co., 6.85%	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Credit Agricole S.A., 6.70%	2.2%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	2.2%
Enbridge, Inc., 8.50%, 01/15/84	1.9%
Lloyds Banking Group PLC, 8.00%	1.7%
BNP Paribas S.A., 8.50%	1.7%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.7%
Bank of Montreal, 7.70%, 05/26/84	1.6%
Commerzbank AG, 7.50%	1.6%
Wells Fargo & Co., 6.85%	1.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.